Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2025 (Tables)	12 Months Ended
Dec. 31, 2025
Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2025
Schedule of effective date for initial application of new standards

Effective for accounting period beginning on or after
Amendments to IFRS 9 and IFRS 7, Contracts Referencing Nature-dependent Electricity	January 1, 2026
Amendments to IFRS 9 and IFRS 7: Amendments to the Classification and Measurement of Financial Instruments	January 1, 2026
Annual improvements to IFRS Accounting Standards–Volume 11	January 1, 2026
IFRS 18, Presentation and Disclosure in Financial Statements	January 1, 2027
IFRS 19, Subsidiaries without Public Accountability: Disclosures	January 1, 2027
Amendments to IAS 21, Translation to a Hyperinflationary Presentation Currency	January 1, 2027
Amendments to IFRS 10 and IAS 28, Sale or contribution of assets between an investor and its associate or joint venture	To be determined at a future date